TRADE PAYABLES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
TRADE PAYABLES AND OTHER LIABILITIES
Schedule of trade payables and other liabilities

	As at	As at
	December 31,	December 31,
	2024	2023
Trade payables	3,236	7,504
Accrued liabilities	16,666	13,983
Sales tax payable	—	12
Other payables	44	347
Trade payables and other liabilities	19,946	21,846